Quarterly Holdings Report
for

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

July 31, 2019

EME-QTLY-0919
1.861977.111

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Bermuda - 1.1%
Central European Media Enterprises Ltd. Class A (a)	250,600	$1,177,820
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	60,000	526,800
Egypt - 0.6%
EFG-Hermes Holding SAE	680,000	682,054
Greece - 3.0%
EFG Eurobank Ergasias SA (a)	1,418,700	1,383,611
Fourlis Holdings SA	126,700	807,880
Jumbo SA	26,536	518,475
Sarantis SA	55,600	533,632

TOTAL GREECE		3,243,598

Hungary - 1.9%
OTP Bank PLC	48,500	2,024,808
Kenya - 0.6%
Safaricom Ltd.	2,556,844	673,306
Kuwait - 1.6%
Mobile Telecommunication Co.	460,000	873,456
National Bank of Kuwait	271,900	892,339

TOTAL KUWAIT		1,765,795

Netherlands - 1.4%
X5 Retail Group NV GDR (Reg. S)	45,400	1,518,176
Nigeria - 1.8%
Dangote Cement PLC	1,188,263	557,639
Guaranty Trust Bank PLC	5,263,598	412,660
Nigerian Breweries PLC	3,389,322	467,815
Zenith Bank PLC	9,851,272	497,663

TOTAL NIGERIA		1,935,777

Poland - 1.5%
Globe Trade Centre SA	283,900	700,237
LPP SA	471	953,313

TOTAL POLAND		1,653,550

Qatar - 1.8%
Qatar Gas Transport Co. Ltd. (Nakilat)(a)	400,000	259,287
Qatar Islamic Bank (a)	380,400	1,718,761

TOTAL QATAR		1,978,048

Romania - 1.7%
Banca Transilvania SA	956,231	578,571
BRD-Groupe Societe Generale	406,135	1,298,537

TOTAL ROMANIA		1,877,108

Russia - 28.2%
Alrosa Co. Ltd.	744,200	952,941
Gazprom OAO	2,061,413	7,640,490
Lukoil PJSC	24,800	2,028,582
Lukoil PJSC sponsored ADR	48,195	3,967,412
MMC Norilsk Nickel PJSC	12,400	2,853,378
NOVATEK OAO	224,900	4,662,839
Sberbank of Russia	1,759,150	6,418,528
Tatneft PAO	198,400	2,316,680

TOTAL RUSSIA		30,840,850

Saudi Arabia - 8.2%
Abdullah Al Othaim Markets Co.	27,800	633,747
Al Rajhi Bank	136,330	2,500,834
Aldrees Petroleum and Transport Services Co.	50,750	523,663
Bupa Arabia for Cooperative Insurance Co.	30,000	801,482
Mouwasat Medical Services Co.	24,700	576,249
National Commercial Bank	87,000	1,273,493
SABIC	52,700	1,509,107
Saudi Co. for Hardware CJSC	24,950	432,403
United International Transportation Co.	75,484	685,294

TOTAL SAUDI ARABIA		8,936,272

South Africa - 35.3%
African Rainbow Minerals Ltd.	66,900	824,102
Anglo American Platinum Ltd.	16,600	985,443
AngloGold Ashanti Ltd.	112,900	1,940,152
AVI Ltd.	157,500	952,888
Barloworld Ltd.	79,000	662,251
Cashbuild Ltd.	49,900	922,237
City Lodge Hotels Ltd.	85,000	680,554
Clicks Group Ltd.	117,983	1,675,645
Distell Group Holdings Ltd.	15,000	139,370
DRDGOLD Ltd. (a)	3,824,814	1,248,402
FirstRand Ltd.	560,000	2,396,138
Imperial Holdings Ltd.	183,300	581,078
KAP Industrial Holdings Ltd.	2,098,500	755,594
Kumba Iron Ore Ltd.	22,200	730,614
Motus Holdings Ltd.	128,100	660,015
Mr Price Group Ltd.	122,500	1,503,718
Nampak Ltd. (a)	1,172,200	813,228
Naspers Ltd. Class N	27,603	6,728,515
Pretoria Portland Cement Co. Ltd. (a)	1,492,249	504,116
PSG Group Ltd.	146,100	2,324,953
RMB Holdings Ltd.	93,600	492,164
Sanlam Ltd.	401,300	2,077,034
Sasol Ltd.	75,500	1,632,580
Shoprite Holdings Ltd.	164,400	1,766,209
Spar Group Ltd.	100,700	1,287,160
Standard Bank Group Ltd.	307,786	3,827,040
Steinhoff Africa Retail Ltd. (b)	390,000	457,206

TOTAL SOUTH AFRICA		38,568,406

Turkey - 0.1%
Hektas Ticaret A/S	50,000	119,602
United Arab Emirates - 6.4%
Abu Dhabi Commercial Bank PJSC	549,900	1,347,372
Abu Dhabi National Oil Co. for Distribution PJSC	1,091,031	804,948
Aldar Properties PJSC (a)	2,149,168	1,351,586
Dubai Financial Market PJSC (a)	2,241,002	576,548
Dubai Parks and Resorts PJSC (a)	4,523,254	278,305
National Bank of Abu Dhabi PJSC	597,440	2,582,891

TOTAL UNITED ARAB EMIRATES		6,941,650

United Kingdom - 1.0%
ASA International (b)	55,100	235,865
Georgia Capital PLC (a)	40,000	476,711
Tullow Oil PLC	184,500	434,718

TOTAL UNITED KINGDOM		1,147,294

TOTAL COMMON STOCKS
(Cost $81,021,973)		105,610,914

Nonconvertible Preferred Stocks - 2.1%
Russia - 2.1%
Tatneft PAO
(Cost $643,282)	214,300	2,269,683

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.43% (c)
(Cost $876,151)	875,976	876,151
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $82,541,406)		108,756,748
NET OTHER ASSETS (LIABILITIES) - 0.4%		432,710
NET ASSETS - 100%		$109,189,458

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,071 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,546
Total	$18,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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